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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      August 16, 2005
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $8,735,977


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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GFM FILTERED COMBINED HOLDINGS REPORT
VALUATION OF INVESTMENTS AS AT: JUNE 30 2005


                                    ITEM 2 -                                               ITEM 6 -              ITEM 8 -
                                    TITLE OR      ITEM 3 -      ITEM 4 -     ITEM 5 -        INV      ITEM 7 -    VOTING
ITEM 1 - STOCK NAME                   CLASS        CUSIP           FMV        SHARES      DISCRETION  MANAGER   AUTHORITY
-------------------                 --------   ------------  ------------  -------------  ----------  -------   ---------
Brasil Telecom Participacoes        ADR        US1055301097    830,244.00  29,971,808.40    Sole        1       Sole  27,776,928.40
                                                                                                                None   2,194,880.00
Cia de Bebidas das Americas         ADR        US20441W2035    888,641.00  27,459,006.90    Sole        1       Sole  24,189,786.90
                                                                                                                None   3,269,220.00
Coca-Cola Femsa                     ADR        US1912411089      9,100.00     243,061.00    Sole        1       Sole     243,061.00
Comp. Anon. Nac. Telefones          ADS        US2044211017      5,168.00      97,881.92    Sole        1       Sole      97,881.92
Companhia Brasileira De Dist.                  US20440T2015     16,500.00     328,185.00    Sole        1       Sole     328,185.00
Embotelladora Andina                ADS Rep B  US29081P3038    358,827.00   4,763,462.25    Sole        1       Sole   3,598,452.25
                                                                                                                None   1,165,010.00
GAIL India GDR                      GDR        US36268T2069    960,867.00  29,594,703.60    Sole        1       Sole  27,025,983.60
                                                                                                                None   2,568,720.00
Grupo Televisa SA                   ADR        US40049J2069     15,400.00     956,186.00    Sole        1       Sole     956,186.00
KT Corporation                      ADR        US48268K1016    203,259.00   4,370,068.50    Sole        1       Sole   4,030,368.50
                                                                                                                None     339,700.00
Magyar Telecom                      ADS        US5597761098     22,553.00     482,634.20    Sole        1       Sole     444,114.20
                                                                                                                None      38,520.00
Minera Buenaventura                 ADS        US2044481040     33,592.00     772,280.08    Sole        1       Sole     772,280.08
Mobile Telesystems                  ADR        US6074091090    813,612.00  27,378,043.80    Sole        1       Sole  25,133,588.80
                                                                                                                None   2,244,455.00
Orascom Construction Ind.           GDR        US68554N1063    174,076.00   9,922,332.00    Sole        1       Sole   7,058,424.00
                                                                                                                None   2,863,908.00
Quilmes Industrial                             LU0033068361  1,977,300.00   2,392,533.00    Sole        1       Sole   2,392,533.00
                                                                                                                None           0.00
Quilmes Industrial (New Preferred)  ADR        US74838Y2072    166,094.00   4,001,204.46    Sole        1       Sole   3,253,860.39
                                                                                                                None     747,344.07
SK Telecom Co                       ADR        US78440P1084    224,900.00   7,295,040.00    Sole        1       Sole   4,863,360.00
                                                                                                                None   2,431,680.00
Telefonos de Mexico                 ADS (L)    US8794037809  2,035,844.00  38,457,091.92    Sole        1       Sole  35,680,262.01
                                                                                                                None   2,776,829.91
         Total Market Value                                  8,735,977.00